Other long-term liabilities	12 Months Ended
Dec. 31, 2012
Other long-term liabilities
13.	Other long-term liabilities

Other long-term liabilities consist of the following:

	2012	2011
Asset retirement obligations	$7,088	$—
Customer deposits	5,620	2,483
Provision for injury and damages	3,480	—
Deferred water rights inducement	2,845	2,927
Contingent consideration	1,031	1,080
Capital Leases:
Obligation for equipment leases. Interest rates varying from 1.90% to 5.80%, monthly interest and principal payments with varying dates of maturity from March 2012 to December 2014	270	501
Other	4,907	5,073

	25,241	12,064
Less: current portion	(4,352)	(1,037)

	$20,889	$11,027

In conjunction with recent acquisitions, the Company assumed certain asset retirement obligations. These obligations have remained substantially unchanged since the acquisition date, except for normal accretion adjustments. The asset retirement obligations mainly relate to legal requirements to: (i) remove wind farm facilities upon termination of land leases; (ii) cut (disconnect from the distribution system), purge (clean of natural gas and PCB contaminants) and cap gas mains within the gas distribution and transmission system when mains are retired in place, or dispose of sections of gas main when removed from the pipeline system, (iii) clean and remove storage tanks containing waste oil and other waste contaminants, and (iv) remove asbestos upon major renovation or demolition of structures and facilities.